Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000036131 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000036131 | Sequoia Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036131 | GS Mortgage-Backed Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036131 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036131 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036131 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036131 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000036131 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161061 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000161061 | Sequoia Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161061 | GS Mortgage-Backed Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161061 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161061 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161061 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161061 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000161061 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219321 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000219321 | Sequoia Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219321 | GS Mortgage-Backed Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219321 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219321 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219321 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219321 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000219321 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.30%